Liability for Unpaid Claims and Claim Adjustment Expenses - Reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jan. 31, 2016
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims		$ 301.5
Total reinsurance recoverable on unpaid claims		54.5
Insurance lines other than short duration, net		25.7
Impact of discounting		(14.8)
Total gross liability for unpaid claims		366.9
Medical Stop-Loss
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims		140.7
Total reinsurance recoverable on unpaid claims	$ 7.9	12.4	$ 11.2	$ 7.7	$ 3.4
Group Life and DI
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims		157.0
Total reinsurance recoverable on unpaid claims	$ 41.1	41.9	$ 42.1	$ 48.4
Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims		3.8
Total reinsurance recoverable on unpaid claims		$ 0.2